SUPPLEMENT DATED MAY 1, 2017

AS AMENDED MAY 3, 2017

TO

PROSPECTUS DATED APRIL 30, 2007

SURVIVORSHIP ADVANTAGE VARIABLE UNIVERSAL LIFE
INDIVIDUAL FLEXIBLE PREMIUM
VARIABLE UNIVERSAL LIFE POLICIES
ISSUED BY AMERICAN NATIONAL INSURANCE COMPANY
THROUGH ITS
AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

This supplement amends your prospectus.  Please read it carefully and keep it with your prospectus for future reference.

As American National Insurance Company will observe the Thanksgiving and Christmas holidays by being closed for business on Friday, November 24, 2017, Monday, December 25, 2017 and Tuesday, December 26, 2017, the sub-section entitled "Policy Transactions" on page 19 is amended to read as follows:

Surrenders, transfers, and loans requested by you and premium payments (except for "Proper Lockbox Payments" as defined in the "Premiums" section) made by you are processed only on Valuation Dates that American National Insurance Company is open for business.  American National Insurance Company is closed for business on Friday, November 24, 2017, Monday, December 25, 2017 and Tuesday, December 26, 2017, in observation of the Thanksgiving and Christmas holidays.  On Valuation Dates American National Insurance Company is closed for business, only automated transactions (i.e. monthly deductions, periodic charges, dollar cost averaging program, portfolio rebalancing program, systematic withdrawal program) and Proper Lockbox Payments as defined in the "Premiums" section will be processed. All other transactions will be processed on the next Valuation Date that we are open for business.

American National Insurance Company is moving its variable product servicing center to Galveston, Texas.

Accordingly, effective June 1, 2017, delete the following references to "American National Processing Center, Variable Contracts, P.O. Box 9001, League City, Texas  77574" and replace with "American National Variable Contracts Department, P.O. Box 1893, Galveston, Texas  77553-1893":

1.	Page 21, the first paragraph of the section entitled "Surrenders."
2.	Page 25, the second paragraph of the section entitled "Refund Privilege."
3.	Page 26, the sub-section entitled "Issuance of a Policy."
4.	Page 27, the second paragraph of the sub-section entitled "Planned Periodic Premiums."
5.	Page 27, the sub-section entitled "Allocation of Premiums."